Share based compensation expenses - Activities of Options (Details) ¥ in Thousands			12 Months Ended
	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2014	Dec. 31, 2023 $ / shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ (6,884)		¥ 4,534	¥ 3,793
Options Outstanding
Granted (shares)	740,000	16,042,500
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			0		¥ 0	¥ 119
Unrecognized share-based compensation expenses | ¥			¥ 0	¥ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			2,035,145
Granted (shares)			0		0	0
Exercised (shares)			(24,920)
Forfeited (shares)			(48,475)
Outstanding at end of the year (in shares)			1,961,750		2,035,145
Vested and exercisable as of December 31, 2023 (in shares)			1,961,750	1,961,750
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				¥ 0.2966
Exercised (in dollars per share) | $ / shares				0.0001
Forfeited (in dollars per share) | $ / shares				0.2494
Outstanding at end of the year (in dollars per share) | $ / shares				¥ 0.3015
Vested and exercisable as of December 31, 2023 (in dollars per share) | $ / shares								$ 0.3015
Weighted Average Remaining Contractual Life
Outstanding (in years)			5 years 7 months 2 days		6 years 10 months 24 days
Vested and exercisable as of December 31, 2023			5 years 7 months 2 days
Average Intrinsic Value
Outstanding | ¥			¥ 18
Exercised | ¥			6
Outstanding | ¥			39		¥ 18
Vested and exercisable as of December 31, 2023 | ¥			39	¥ 39
Jimu Parent
Share based compensation expenses
Vesting period (in years)							4 years
Vesting percentage at first anniversary							25.00%
Options expiration period							10 years
Unrecognized share-based compensation expenses | ¥			¥ 0	¥ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			51,310
Exercised (shares)			(19,988)
Forfeited (shares)			(5,000)
Outstanding at end of the year (in shares)			26,322		51,310
Vested and exercisable as of December 31, 2023 (in shares)			26,322	26,322
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				¥ 1.00
Exercised (in dollars per share) | $ / shares				1.00
Forfeited (in dollars per share) | $ / shares				1.00
Outstanding at end of the year (in dollars per share) | $ / shares				¥ 1.00
Vested and exercisable as of December 31, 2023 (in dollars per share) | $ / shares								$ 1.00
Weighted Average Remaining Contractual Life
Outstanding (in years)			1 year 4 months 6 days		2 years 5 months 12 days
Vested and exercisable as of December 31, 2023			1 year 4 months 6 days